Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 18, 2020
Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Sep. 18, 2020
Risk/Return	rr_RiskReturnHeading	Supplement to the Series’ Standard Class Summary Prospectus and Statutory Prospectus
Objective	rr_ObjectiveHeading	What are the Series’ principal investment strategies?
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

Objective, Secondary	rr_ObjectiveSecondaryTextBlock

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series may invest in emerging markets securities. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series’ ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliates, Macquarie Funds Management Hong Kong Limited (MFMHKL) and Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk—The risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk—The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk—Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk—A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5%of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign and emerging markets risk—The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk—The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Liquidity risk—The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk—The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk—The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2019
MSCI EAFE (Europe, Australasia, Far East) Index (gross)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	22.66%	[1]
5 years	rr_AverageAnnualReturnYear05	6.18%	[1]
10 years	rr_AverageAnnualReturnYear10	5.99%	[1]
MSCI EAFE (Europe, Australasia, Far East) Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	22.01%	[2]
5 years	rr_AverageAnnualReturnYear05	5.67%	[2]
10 years	rr_AverageAnnualReturnYear10	5.50%	[2]
Delaware VIP International Series | Standard
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	24.91%
5 years	rr_AverageAnnualReturnYear05	7.66%
10 years	rr_AverageAnnualReturnYear10	8.11%

[1]	reflects the deduction of foreign withholding taxes on dividends
[2]	reflects no deduction for foreign withholding taxes on dividends